Subsequent Events (Details) - USD ($) $ / shares in Units, $ in Millions																1 Months Ended			12 Months Ended
	May 09, 2024	Apr. 05, 2024	Apr. 01, 2024	Mar. 26, 2024	Mar. 07, 2024	Feb. 27, 2024	Feb. 21, 2024	Feb. 20, 2024	Feb. 12, 2024	Feb. 09, 2024	Feb. 07, 2024	Feb. 02, 2024	Jan. 19, 2024	Jan. 11, 2024	Jan. 02, 2024	Apr. 30, 2024	Mar. 21, 2024	Jun. 30, 2023	Dec. 31, 2023	May 07, 2024	May 06, 2024	May 01, 2024	Apr. 28, 2024	Apr. 19, 2024	Apr. 12, 2024	Apr. 08, 2024
Forward Purchase Agreement [Member]
Subsequent Events (Details) [Line Items]
Discount of VWAP measurement																			10.00%
Number of additional shares available (in Shares)																			200,000
Shares purchased (in Shares)																			1,768,121
Forward Purchase Agreement Shares Subject To Sale [Member]
Subsequent Events (Details) [Line Items]
Number of additional shares available (in Shares)																			1,000,000
Private Placement Agreements [Member]
Subsequent Events (Details) [Line Items]
Number of additional shares available (in Shares)																			1,167,990
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Prepayment shortfall vaue							$ 0.2						$ 0.3	$ 0.5	$ 0.5
Exchange payment							$ 0.2					$ 0.5	$ 0.3	$ 0.5
Prepayment rate													20.00%
Initial price ceiling (in Dollars per share)													$ 10.44
Debt instrument, financing event threshold, debt maturity										5 days
Debt instrument, financing event threshold, debt maturity											$ 5.0
Stock options cancelled and converted (in Shares)									3,233,028
Subsequent Event [Member] | Convertible Debt [Member]
Subsequent Events (Details) [Line Items]
Debt instrument, financing event threshold, debt maturity		5 days
Number of securities purchased (in Shares)		1,000,000
Warrant, exercise price (in Dollars per share)		$ 2	$ 2
Number of additional shares available (in Shares)		2,500,000
Interest rate		2.85%
Promissory note agreement		$ 5.0
Number of trances		2
Conversion price (in Dollars per share)		$ 2
Stock issued during period (in Shares)		833,333
Subsequent Event [Member] | Convertible Debt [Member] | First Tranche [Member]
Subsequent Events (Details) [Line Items]
Promissory note agreement		$ 1.0
Subsequent Event [Member] | Convertible Debt [Member] | Second Tranche [Member]
Subsequent Events (Details) [Line Items]
Promissory note agreement		$ 4.0
Subsequent Event [Member] | First Tranche [Member]
Subsequent Events (Details) [Line Items]
Proceeds from warrant investors, warrant amendment option										$ 0.3
Subsequent Event [Member] | Second Tranche [Member]
Subsequent Events (Details) [Line Items]
Proceeds from warrant investors, warrant amendment option										$ 0.3
Subsequent Event [Member] | Forward Purchase Agreement [Member]
Subsequent Events (Details) [Line Items]
Discount of VWAP measurement													10.00%
Number of shares re-designated (in Shares)							200,000
Bridge Loan Agreement Maturing March 22, 2024 [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Number of bridge loan agreements					2
Bridge Loan [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Bridge loan						$ 0.1		$ 0.1			$ 0.4
Premium, percentage						20.00%		20.00%			20.00%
Debt instrument, financing event threshold, debt maturity						$ 5.0		$ 10.0			$ 5.0
Number of additional shares available (in Shares)						3,667
Bridge Loan [Member] | Subsequent Event [Member] | Warrant [Member]
Subsequent Events (Details) [Line Items]
Number of additional warrants available (in Shares)						375,000					400,000
Warrants issued (in Shares)								100,000
Bridge Loan [Member] | Forecast [Member]
Subsequent Events (Details) [Line Items]
Number of securities purchased (in Shares)						375,000		100,000			400,000
Warrant, exercise price (in Dollars per share)						$ 1.5		$ 2			$ 2
Bridge Loan [Member] | Minimum [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Borrowing term						60 days		60 days			60 days					90 days
Bridge Loan [Member] | Bridge Loan Agreement Due Either 60 Days or Financing Event [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Bridge loan					$ 0.1
Premium, percentage					20.00%
Debt instrument, financing event threshold, debt maturity					$ 5.0
Number of additional shares available (in Shares)					3,667
Bridge Loan [Member] | Bridge Loan Agreement Due Either 60 Days or Financing Event [Member] | Subsequent Event [Member] | Warrant [Member]
Subsequent Events (Details) [Line Items]
Number of additional warrants available (in Shares)					375,000
Bridge Loan [Member] | Bridge Loan Agreement Due Either 60 Days or Financing Event [Member] | Forecast [Member]
Subsequent Events (Details) [Line Items]
Number of securities purchased (in Shares)					375,000
Bridge Loan [Member] | Bridge Loan Agreement Due Either 60 Days or Financing Event [Member] | Minimum [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Borrowing term					60 days
Bridge Loan [Member] | Bridge Loan Agreement Maturing March 22, 2024 [Member]
Subsequent Events (Details) [Line Items]
Bridge loan					$ 0.1
Bridge Loan [Member] | Bridge Loan Agreement Maturing March 22, 2024 [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Bridge loan					$ 0.1
Premium, percentage					7.50%
Convertible Debt [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Borrowing term				1 year													1 year
Number of securities purchased (in Shares)				330,000													330,000
Warrant, exercise price (in Dollars per share)				$ 2
Interest rate				12.00%													12.00%
Promissory note agreement				$ 0.3													$ 0.3
Discount percentage, issued				10.00%													10.00%
Convertible Debt [Member] | Forecast [Member]
Subsequent Events (Details) [Line Items]
Bridge loan																								$ 5.0	$ 5.0
Warrant, exercise price (in Dollars per share)																	$ 2
Number of additional shares available (in Shares)	250,000
Interest rate																12.00%					10.00%	12.00%	12.00%			12.00%
Promissory note agreement	$ 1.1															$ 0.2				$ 1.8		$ 0.2
Discount percentage, issued																						10.00%
Convertible Debt [Member] | Other Lender [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Number of securities purchased (in Shares)			220,000
Warrant, exercise price (in Dollars per share)			$ 2
Interest rate			12.00%
Promissory note agreement			$ 0.2
Discount percentage, issued			10.00%
Convertible Debt [Member] | FPA Investor [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Number of securities purchased (in Shares)			330,000
Interest rate			12.00%
Promissory note agreement			$ 0.3
Discount percentage, issued			10.00%
Commercial Paper [Member] | Other Lender [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Borrowing term			1 year
Commercial Paper [Member] | FPA Investor [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Borrowing term			1 year
Line of Credit [Member] | Revolving Credit Facility [Member] | Commercial Bank Credit Facility [Member]
Subsequent Events (Details) [Line Items]
Borrowing term																		1 year
Interest rate																		7.50%
Revolving line of credit																		$ 5.0